MATERIAL ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2024
Computers and Servers | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	3 years
Computers and Servers | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	5 years
Office furniture and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	3 years
Office furniture and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	17 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Expected useful life	The shorter of the lease term and the useful life